Exhibit 99.1

KPMG LLP Suite 700 20 Pacifica Irvine, CA 92618-3391

Independent Accountants’ Report on Applying Agreed-Upon Procedures

Consumer Portfolio Services, Inc. (the “Company”)

Citigroup Global Markets Inc.

Credit Suisse Securities (USA) LLC

(together, the “Specified Parties”)

Re: CPS Auto Receivables Trust 2020-C – Data File Procedures

We have performed the procedures described below, which were agreed to by the Specified Parties, on the specified attributes identified by the Company in an electronic data file entitled “bb.Pool_2020-C_073120_ Indicative.xlsx,” provided by the Company on August 10, 2020, containing information related to 9,215 automobile retail installment sale contracts (“Receivables”) as of July 31, 2020 (the “Data File”), which we were informed are intended to be included as collateral in the offering by CPS Auto Receivables Trust 2020-C. The Company is responsible for the specified attributes identified by the Company in the Data File. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the materiality threshold.

•	The term “materiality threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.

•	The term “Title Document” means a scanned image of the Certificate of Title, Application for Title, Application for Certificate of Ownership, Dealer Guarantee of Title Delivery, CPS Guarantee of Title, Application for Registration, Application for Dealer Assignment, Lien Entry Form, or Electronic Title in the CPS Title Management System.

•	The term “Receivable File” means any file containing some or all of the following documents for each Sample Receivable (defined below): Installment Sale Contract (which includes any related Addendum to the Installment Sale Contract and/or Retail Installment Sale Contract Simple Interest Finance Change letter) (not applicable for direct loans), Federal Truth in Lending Disclosure Statement (within Installment Sale Contract or as a stand-alone document for direct loans), Title Document, Agreement to Provide Insurance Form, Insurance Verification Form, Insurance Verification system screen shot, and/or Credit Application (not applicable for direct loans). The Receivable File, provided to us by the Company, was represented to be a scanned image of the original Receivable File. The Receivable File was accessed through the Company’s data imaging system using one of the Company’s computer terminals. We make no representation regarding the validity, enforceability, or authenticity of the information in the Receivable File.

KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the

KPMG network of independent member firms affiliated with KPMG International

Cooperative (“KPMG International”), a Swiss entity.

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A.	The Company instructed us to select a random sample of 150 Receivables from the Data File (the “Sample Receivables”). A listing of the Sample Receivables is attached hereto as Exhibit A. For purposes of this procedure, the Company did not inform us as to the basis for how they determined the number of Receivables we were instructed to randomly select from the Data File.

B.	For each Sample Receivable, we performed the procedures listed below using the Receivable File. The absence of any of the Receivable File or the inability to agree the indicated information from the Data File to the Receivable File, utilizing instructions provided by the Company (as applicable) indicated below, for each of the attributes identified constituted an exception. The Receivable File are listed in the order of priority until such attribute was agreed.

Attribute	Receivable File / Company’s Instructions
Obligor’s First Name and Last Name	Installment Sale Contract (or for a direct loan, Federal Truth in Lending Disclosure Statement), Credit Application
Contract Date	Installment Sale Contract (or for a direct loan, Federal Truth in Lending Disclosure Statement)
Original Term	Installment Sale Contract (or for a direct loan, Federal Truth in Lending Disclosure Statement)
Original Amount Financed	Installment Sale Contract (or for a direct loan, Federal Truth in Lending Disclosure Statement)
Scheduled Monthly Payment Amount	Installment Sale Contract (or for a direct loan, Federal Truth in Lending Disclosure Statement).
Annual Percentage Rate (“APR”)	Installment Sale Contract (or for a direct loan, Federal Truth in Lending Disclosure Statement).
Vehicle Type (New or Used)	Installment Sale Contract (or for a direct loan, Federal Truth in Lending Disclosure Statement). For purposes of this attribute, the Company instructed to consider an entry of “C” in the Data File to be a Used vehicle.
Vehicle Make	Installment Sale Contract (or for a direct loan, Federal Truth in Lending Disclosure Statement).
Vehicle Model	Installment Sale Contract (or for a direct loan, Federal Truth in Lending Disclosure Statement).

The information regarding the Sample Receivables was found to be in agreement with the respective information appearing in the Receivable Files.

C.	In addition to the procedures described above, for each Sample Receivable, we observed the presence of the following in the Receivable File:

1.	Title Document. We were instructed by the Company to observe that the Company’s name appeared on the Title Document as the Lien Holder, Owner, Security Interest Holder, or Secured Party. The Company informed us that “CPS, Inc.,” “CPS,” “Consumer Portfolio Services,” “Consumer Portfolio Services, Inc.,” “Consumer Portfolio Svcs,” “Consumer Portfolio Serv,” “Consumer Portfolio Servic,” “Consumer Portfolio S,” and “C.P.S. Inc.” were acceptable names for the Company.

2.	Proof of Insurance. The Company informed us that a copy of Insurance Card, Agreement to Provide Insurance, Insurance Verification Form, or a screenshot from the Company’s Insurance Verification system, were acceptable proof of insurance.

3.	Signed Credit Application (not applicable to direct loans). We make no representation regarding the authenticity of the obligor’s signature(s).

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There were no conclusions that resulted from the procedures.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes identified by the Company in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to the Specified Parties.

The procedures performed were applied based on the information included in the Data File, the Receivable Files, and instructions provided by the Company, without verification or evaluation of such information and instructions by us; therefore, we express no opinion or any other form of assurance regarding (i) the physical existence of the Receivables, (ii) the reasonableness of the information and instructions provided by the Company, (iii) the reliability or accuracy of the Receivable Files which were used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Receivables to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Receivables being securitized, (iii) the compliance of the originator of the Receivables with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Receivables that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (“NRSRO”).

The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and NRSROs, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/KPMG LLP

Irvine, CA

August 28, 2020

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Exhibit A

The Sample Receivables
Sample Receivable #	Receivable Number[1]	Sample Receivable #	Receivable Number[1]	Sample Receivable #	Receivable Number[1]
1	2020C001	51	2020C051	101	2020C101
2	2020C002	52	2020C052	102	2020C102
3	2020C003	53	2020C053	103	2020C103
4	2020C004	54	2020C054	104	2020C104
5	2020C005	55	2020C055	105	2020C105
6	2020C006	56	2020C056	106	2020C106
7	2020C007	57	2020C057	107	2020C107
8	2020C008	58	2020C058	108	2020C108
9	2020C009	59	2020C059	109	2020C109
10	2020C010	60	2020C060	110	2020C110
11	2020C011	61	2020C061	111	2020C111
12	2020C012	62	2020C062	112	2020C112
13	2020C013	63	2020C063	113	2020C113
14	2020C014	64	2020C064	114	2020C114
15	2020C015	65	2020C065	115	2020C115
16	2020C016	66	2020C066	116	2020C116
17	2020C017	67	2020C067	117	2020C117
18	2020C018	68	2020C068	118	2020C118
19	2020C019	69	2020C069	119	2020C119
20	2020C020	70	2020C070	120	2020C120
21	2020C021	71	2020C071	121	2020C121
22	2020C022	72	2020C072	122	2020C122
23	2020C023	73	2020C073	123	2020C123
24	2020C024	74	2020C074	124	2020C124
25	2020C025	75	2020C075	125	2020C125
26	2020C026	76	2020C076	126	2020C126
27	2020C027	77	2020C077	127	2020C127
28	2020C028	78	2020C078	128	2020C128
29	2020C029	79	2020C079	129	2020C129
30	2020C030	80	2020C080	130	2020C130
31	2020C031	81	2020C081	131	2020C131
32	2020C032	82	2020C082	132	2020C132
33	2020C033	83	2020C083	133	2020C133
34	2020C034	84	2020C084	134	2020C134
35	2020C035	85	2020C085	135	2020C135
36	2020C036	86	2020C086	136	2020C136
37	2020C037	87	2020C087	137	2020C137
38	2020C038	88	2020C088	138	2020C138
39	2020C039	89	2020C089	139	2020C139
40	2020C040	90	2020C090	140	2020C140
41	2020C041	91	2020C091	141	2020C141
42	2020C042	92	2020C092	142	2020C142
43	2020C043	93	2020C093	143	2020C143
44	2020C044	94	2020C094	144	2020C144
45	2020C045	95	2020C095	145	2020C145
46	2020C046	96	2020C096	146	2020C146
47	2020C047	97	2020C097	147	2020C147
48	2020C048	98	2020C098	148	2020C148
49	2020C049	99	2020C099	149	2020C149
50	2020C050	100	2020C100	150	2020C150

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1 The Company has assigned a unique eight digit Receivable Number to each Receivable in the Data File. The Receivable Numbers referred to in this Exhibit are not the Customer Account Numbers.

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